ACCOUNTS AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
ACCOUNTS AND NOTES RECEIVABLE

NOTE 9 – ACCOUNTS AND NOTES RECEIVABLE

Accounts receivables

Periodically the Company assesses and reviews the receivables for collectability. As of December 31, 2014 and 2013, the Company’s management considered all outstanding accounts receivables fully collectible.

During the year ended December 31, 2014, the Company identified $132,640 of accounts receivable and $75,000 in Notes Receivable where management determined that collection was not likely and therefore the Company recognized bad debt expense of $207,640. The Company will continue to make efforts to collect the full value of the various receivables.

Notes Receivable current

During December 2013, the Company entered into a multiple advance secured promissory note for $1,000,000 with a Canadian partner. This note is due and payable, together with interest at 5% per annum, on December 10, 2018. As of December 31, 2013 the outstanding balance of this note receivable was $115,000. During 2014 the Company advanced to the Canadian partner an additional $40,000, bringing the total outstanding to $155,000. On October 20, 2014, the note receivable was cancelled and repaid in full, including accrued interest of $6,424.

During the third quarter of 2014 one of the Company’s clients signed a Note Receivable for $75,000 as a payment on accounts receivable, with a maturity date of December 31, 2014. However, at December 31, 2014 management determined that collection was not likely, and recognized bad debt expense of $75,000 in connection with the Note Receivable.

Periodically the Company assesses and reviews the Notes Receivable for collectability. As of December 31, 2013, the Company’s management considered all remaining accounts outstanding fully collectible.